Subsequent Events - Additional Information (Details)								1 Months Ended		12 Months Ended
	Mar. 29, 2024 USD ($)	Mar. 27, 2024 USD ($)	Feb. 19, 2024 USD ($) shares	Feb. 05, 2024 USD ($) shares	Feb. 02, 2024 USD ($) shares	Jan. 24, 2024 USD ($)	Dec. 14, 2023 USD ($)	Mar. 31, 2024 USD ($) $ / shares shares	Feb. 29, 2024 USD ($) $ / shares shares	Dec. 31, 2023 shares	Jan. 31, 2024 shares
Class A Common Stock [Member]
Subsequent Event [Line Items]
Aggregate principal amount							$ 1,500,000
Yorkville Standby Equity Purchase Agreement [Member]
Subsequent Event [Line Items]
Pre paid advance for an aggregate principal amount							3,500,000
Pre paid Aadvance funded on merger							2,000,000
Pre paid advance funded on registration							$ 1,500,000
Discount on pre paid advance funded on merger							10
Discount on pre paid advance funded on registration							10
Percentage of excess shares issued and outstanding							19.99%
Increased principal amount agreed to advance							$ 1,000,000
Aggregate principal amount							$ 4,500,000
Roth Addendum to Letter Agreements [Member]
Subsequent Event [Line Items]
Addendum to letter agreements										Pursuant to the Roth Addendum, in lieu of payment in cash of the full amount of any advisory fees or other fees or expenses, incurred in 2024, and owed under the Roth Engagement Agreements (collectively, the “Roth Fee”), the Company (i) issued to Roth 175,000 shares (the “Roth Shares”) of the Company’s Class A Common Stock, and (ii) on or before June 30, 2024, will pay to Roth an amount in cash equal to $300,000 or, if the Company determines that such payment should not be made in cash due to the Company’s cash position at such time, issue to Roth a number of shares of Class A Common Stock equal to $300,000 divided by the daily VWAP for the trading day immediately preceding June 30, 2024 (any such shares, the “Additional Roth Shares”).
Gem Agreement [Member] | Class A Common Stock [Member]
Subsequent Event [Line Items]
Shares issued under the terms of promissory note | shares										139,470
Yorkville Convertible Note Agreement [Member]
Subsequent Event [Line Items]
Convertible note, term										On January 24, 2024, Yorkville provided the Company with a waiver with respect to the triggering of an amortization event in January 2024, in terms of the Yorkville Convertible Note Agreement, which would have required the Company to make monthly repayments of amounts outstanding under the Yorkville Convertible Note, with each monthly repayment to be in an amount equal to the sum of (x) $1,000,000, plus (y) 10% in respect of such amount, and (z) all outstanding accrued and unpaid interest as of each payment date. As a result of the waiver, no repayments were required by the Company, and the floor price trigger underlying the amortization event was reset on February 15, 2023, at which point the amortization event trigger was cured.
Subsequent Event [Member]
Subsequent Event [Line Items]
Minimum net tangible assets upon consummation of the Business Combination				$ 50,000,000
Total assets and total revenue				50,000,000
Subsequent Event [Member] | 7GC Sponsor Shares [Member]
Subsequent Event [Line Items]
Forfeiture of common stock shares | shares											100,000
Subsequent Event [Member] | Yorkville Standby Equity Purchase Agreement [Member]
Subsequent Event [Line Items]
Increased principal amount agreed to advance		$ 1,500,000		1,000,000
Aggregate principal amount		$ 4,500,000		$ 4,500,000
Discount on additional pre paid advance amount		10		10
Aggregate principal amount		$ 1,500,000		$ 1,000,000
Debt instrument, maturity date		Jun. 14, 2024		Jun. 14, 2024
Debt instrument, interest rate		0.00%		0.00%
Subsequent Event [Member] | Roth Addendum to Letter Agreements [Member] | Class A Common Stock [Member]
Subsequent Event [Line Items]
Share issued | shares					175,000
Shares issued for acquisition	$ 300,000				$ 300,000
Stock issue value if payment not made in cash					$ 300,000
Stock issued during period shares additional shares | shares					600,000
Subsequent Event [Member] | Gem Agreement [Member]
Subsequent Event [Line Items]
Aggregate principal amount				$ 1,000,000
Monthly installments				100,000
Cash agreed to pay				$ 1,200,000
Subsequent Event [Member] | Gem Agreement [Member] | Class A Common Stock [Member]
Subsequent Event [Line Items]
Shares issuable under the terms of promissory note | shares				2,000,000
Subsequent Event [Member] | Conversion of 7GC Promissory Notes [Member] | Class A Common Stock [Member] | Sponsor [Member]
Subsequent Event [Line Items]
Share issued | shares					890,611
Subsequent Event [Member] | Yorkville Convertible Note Agreement [Member]
Subsequent Event [Line Items]
Percentage of outstanding monthly repayments						10.00%
Repayments						$ 0
Monthly installments						$ 1,000,000
Subsequent Event [Member] | Yorkville SEPA Advance Purchase Notices [Member]
Subsequent Event [Line Items]
Purchase of common shares | shares									344,377
Aggregate purchase consideration									$ 300,000
Subsequent Event [Member] | Yorkville SEPA Advance Purchase Notices [Member] | Minimum [Member]
Subsequent Event [Line Items]
Debt instrument conversion price per share | $ / shares									$ 0.7616
Subsequent Event [Member] | Yorkville SEPA Advance Purchase Notices [Member] | Maximum [Member]
Subsequent Event [Line Items]
Debt instrument conversion price per share | $ / shares									$ 1.2229
Subsequent Event [Member] | Marketing Services Agreement [Member]
Subsequent Event [Line Items]
Compensation for services			$ 200,000
Ordinary shares issued | shares			153,492
Subsequent Event [Member] | Pre-Paid Yorkville Convertible Notes [Member]
Subsequent Event [Line Items]
Purchase of common shares | shares								1,889,358
Aggregate purchase consideration								$ 1,200,000
Subsequent Event [Member] | Pre-Paid Yorkville Convertible Notes [Member] | Minimum [Member]
Subsequent Event [Line Items]
Debt instrument conversion price per share | $ / shares								$ 0.633
Subsequent Event [Member] | Pre-Paid Yorkville Convertible Notes [Member] | Maximum [Member]
Subsequent Event [Line Items]
Debt instrument conversion price per share | $ / shares								$ 0.7042
Subsequent Event [Member] | Yorkville Deferred Fee Settlement [Member]
Subsequent Event [Line Items]
Purchase of common shares | shares								710,025
Aggregate purchase consideration								$ 500,000
Subsequent Event [Member] | Yorkville Deferred Fee Settlement [Member] | Minimum [Member]
Subsequent Event [Line Items]
Debt instrument conversion price per share | $ / shares								$ 0.633
Subsequent Event [Member] | Yorkville Deferred Fee Settlement [Member] | Maximum [Member]
Subsequent Event [Line Items]
Debt instrument conversion price per share | $ / shares								$ 0.7042